Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	¥ 1,761,017	$ 276,343	¥ 1,584,783	¥ 1,673,982
One Time Commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	140,522	22,051	129,823	240,808
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	1,222,260	191,800	1,242,453	1,339,627
Recurring Service Fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	871,618	136,776	927,611	1,009,568
Recurring Service Fees | Wanjia Win-Win
Related Party Transaction [Line Items]
Related party revenues	463	73		688
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	26,488	4,157	12,411	15,759
Recurring Service Fees | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	323,691	50,794	302,431	313,612
Performance Based Income
Related Party Transaction [Line Items]
Related party revenues	392,290	61,559	208,996	89,648
Performance Based Income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	166,580	26,140	140,050	34,248
Performance Based Income | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues	225,710	35,419	68,946	36,800
Performance Based Income | Zhejiang Vanke
Related Party Transaction [Line Items]
Related party revenues				18,600
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	5,945	933	3,511	3,899
Other Service Fee | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	¥ 5,945	$ 933	3,425	¥ 3,899
Other Service Fee | Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Related party revenues			¥ 86